Accounts Receivable and Accrued Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Schedule of Accounts Receivable and Accrued Revenues

As at December 31,	2022	2021
Trade and Accruals	2,962	2,548
Prepaids and Deposits	402	486
Partner Advances	—	371
Joint Operations Receivables	51	225
Other (1)	58	240
	3,473	3,870
(1)As at December 31, 2022, includes insurance proceeds receivable of $nil related to the 2018 Superior Refinery incident (December 31, 2021 – $135 million).